Property Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Equipment and Deposits, Net [Line Items]
Less: Accumulated depreciation	$ (24,989,322)	$ (23,343,499)
Total property plant and equipment, net	4,129,776	5,493,171
Rental vehicles [Member]
Schedule of Property, Equipment and Deposits, Net [Line Items]
Property and equipment, gross	26,869,908	26,747,580
Furniture and fixtures [Member]
Schedule of Property, Equipment and Deposits, Net [Line Items]
Property and equipment, gross	1,368,493	1,290,201
Leasehold Improvements [Member]
Schedule of Property, Equipment and Deposits, Net [Line Items]
Property and equipment, gross	$ 880,697	$ 798,889